Reinsurance (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets:
Premiums and Other Receivables, Net	$ 22,481	$ 19,799
Deferred policy acquisition costs and value of business acquired	24,619	24,465	16,415	17,129
Total assets	47,100	44,264
Liabilities:
Future policy benefits	184,275	170,922
Policyholder account balances	217,700	210,757	138,515
Other policy-related balances	15,599	15,750
Other Liabilities	30,914	20,366
Total liabilities	448,488	417,795
Assumed Reinsurance [Member]
Assets:
Premiums and Other Receivables, Net	641	722
Deferred policy acquisition costs and value of business acquired	340	176
Total assets	981	898
Liabilities:
Future policy benefits	1,972	2,074
Policyholder account balances	3,494	2,237
Other policy-related balances	339	265
Other Liabilities	630	608
Total liabilities	6,435	5,184
Ceded Reinsurance [Member]
Assets:
Premiums and Other Receivables, Net	16,239	13,560
Deferred policy acquisition costs and value of business acquired	(133)	(167)
Total assets	16,106	13,393
Liabilities:
Future policy benefits	(1)	(65)
Policyholder account balances	0	0
Other policy-related balances	380	504
Other Liabilities	5,039	2,701
Total liabilities	5,418	3,140
Direct Reinsurance [Member]
Assets:
Premiums and Other Receivables, Net	5,601	5,517
Deferred policy acquisition costs and value of business acquired	24,412	24,456
Total assets	30,013	29,973
Liabilities:
Future policy benefits	182,304	168,913
Policyholder account balances	214,206	208,520
Other policy-related balances	14,880	14,981
Other Liabilities	25,245	17,057
Total liabilities	$ 436,635	$ 409,471